First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interest - Redeemable Noncontrolling Interest Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning Balance	$ 69	$ 68
Distributions	(35)	(35)
Share of income	34	34
Adjustment to redemption value of redeemable noncontrolling interest	2	2
Ending Balance	$ 70	$ 69